Document and Entity Information	Apr. 04, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	Local Bounti Corporation/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	220 W Main St.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	406
Local Phone Number	361-3711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 7, 2022, Local Bounti Corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the completion of its acquisition of Hollandia Produce Group, Inc. and certain of its affiliates and/or subsidiaries (“Pete’s”) on April 4, 2022, pursuant to which Pete’s became an indirect wholly-owned subsidiary of the Company. This Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Initial Form 8-K in order to include the historical financial statements of Pete’s and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Pete’s would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the Company’s acquisition of Pete’s. Except as described above, all other information in the Initial Form 8-K remains unchanged.
Entity Central Index Key	0001840780
Voting Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE